INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective federal tax rate	34.00%	34.00%
State tax rate, net of federal benefit	2.94%	2.17%
Change in fair value derivative liability	1.42%	(7.03%)
Conversion inducement expense	0.00%	(8.47%)
Debt discount amortization	(0.01%)	(1.08%)
Share based compensation differences and forfeitures	(4.18%)	0.00%
Change in rate	2.35%	(1.28%)
Other permanent differences	(1.06%)	1.44%
Valuation allowance	(35.46%)	(19.75%)
Net	0.00%	0.00%